Fair Value Measurements and Marketable Securities - Additional Information (Detail) - USD ($)	1 Months Ended											3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Aug. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Nov. 30, 2015	Jul. 01, 2015	Jun. 30, 2015	Feb. 28, 2015	Apr. 30, 2014	Mar. 31, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Jan. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets level 1 to level 2 transfers			$ 0									$ 0		$ 0	$ 0
Fair value assets level 2 to level 1 transfers			0									0		0	0
Fair value liabilities level 1 to level 2 transfers			0									0		0	0
Fair value liabilities level 2 to level 1 transfers			0									0		0	0
Transfer of financial asset into level 3 of fair value												0		0	0
Transfer of financial liabilities into level 3 of fair value												0		0	0
Roche Collaboration Agreements [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of issuance price											90.00%
Research and development agreement, potential investment											$ 2,000,000
Class A Tranche Rights[Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities									$ 2,400,000
Derivative liability					$ (2,400,000)
Class B Tranche Rights [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities			300,000		$ 900,000										300,000
Derivative liability			(600,000)
January 2015 Bridge Units [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability								$ (1,400,000)
Class A Preferred Unit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Preferred units discount percentage								10.00%	20.00%
Conversion price of redeemable preferred share								$ 3.51	$ 3.90
Contingent prepayment option [Member] | January 2015 Bridge Units [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities																	$ 2,300,000
Contingent prepayment option [Member] | December 2016 Bridge Units [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities			900,000												900,000
Contingent prepayment option [Member] | December 2016 Bridge Units [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability		$ 100,000
Investment Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities									$ 100,000									$ 200,000
Derivative liability									$ (100,000)
Spero Gyrase, Inc. [Member] | Anti- dilution Rights [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	$ 200,000		$ 200,000									$ 200,000	$ 200,000	$ 200,000	$ 200,000	$ 1,600,000
Derivative liability	$ (1,400,000)
Fair value inputs probability of funding														0.00%	100.00%
Decrease in derivative liability													$ 1,400,000
Spero Potentiator, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of shares issued				2,160		2,160	2,736
Fair value inputs probability of funding				100.00%
Spero Potentiator, Inc. [Member] | Northern Antibiotics Oy Ltd. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of shares issued				2,160		2,160	2,736			996
Amount of shares issued				$ 1,000,000		$ 1,000,000	$ 1,500,000
Spero Potentiator, Inc. [Member] | Anti- dilution Rights [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities										$ 2,400,000
Spero Europe, Ltd. [Member] | Anti- dilution Rights [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities						$ 200,000
Derivative liability														$ 200,000
Fair value inputs probability of funding														0.00%	100.00%